Leasing Arrangements - Components of Net Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 4,746
Amortization of right-of-use assets	330
Interest on lease liabilities	38
Short-term lease cost	40
Variable lease cost	218
Sublease income	(275)
Total net lease cost	5,097
Gain on sale and leaseback transaction, net	$ (391)